Supplement dated October 20, 2008
to the
Fusion Global Long/Short Fund Statement of Additional Information
dated September 28, 2007

This supplement makes the following amendments to disclosures in the Statement of Additional Information (“SAI”) dated September 28, 2007.

The disclosure in the section entitled “Management of the Fund – Board of Trustees” is amended as set forth in the excerpt of the table showing the Officers of the Fund to reflect the appointment of Mr. Michael McVoy as Chief Compliance Officer and Mr. John Buckel as Treasurer:

Management of the Fund

(Table excerpted.)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation During the Past Five Years	Other Directorships Held by Trustee
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 46	Chair-person, President and Principal Accounting Officer and Trustee	Indefinite Term; Since August 22, 2001	24	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).
John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Vice President and Treasurer	Indefinite Term, Since January 10, 2008 (Vice President) and Since September 10, 2008 (Treasurer)	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004-Present); Mutual Fund Administrator, United Missouri Bank (2000-2004)	N/A
Michael McVoy 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Chief Com-pliance Officer	Indefinite Term; Since August, 2008	N/A	Chief Compliance Officer, U.S. Bancorp Fund Services, LLC	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since November 15, 2005	N/A	Counsel, U.S. Bancorp Fund Services, LLC (September 2004-present).	N/A
* Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

Please retain this supplement with your Statement of Additional Information